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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris       1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-CE-MOPP-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–169.07%(a)

Alabama–3.12%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$6,045	$6,702,877
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,580	1,727,272
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,580	1,721,694
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,250	3,301,838
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	3,350	3,676,725
Birmingham (City of) Water Works Board; Series 2011, Water RB (b)(d)(e)	5.00%	01/01/2021	1,815	2,044,307
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,599,952
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	3,300	3,626,502
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,401,879
				27,803,046

Alaska–0.71%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	5,730	6,321,279

Arizona–3.69%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (c)	5.00%	03/01/2041	435	463,031
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,991,242
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	2,005	2,126,623
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	610	647,003
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	3,925	4,163,091
Series 2011 A, Ref. Sub. Highway RB (b)(d)(e)	5.00%	07/01/2021	4,095	4,665,393
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	809,137
Series 2010, RB	5.13%	05/15/2040	1,500	1,624,965
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (c)	5.25%	01/01/2032	2,775	2,783,075
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2029	735	697,684
Series 2009, Education RB	7.00%	01/01/2039	835	747,425
Series 2009, Education RB	7.13%	01/01/2045	790	708,235
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	630	695,596
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,126,349
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	596,061
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	2,680	2,868,458
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	2,015	2,244,025
				32,957,393

Arkansas–0.17%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	1,420	1,499,492

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–16.67%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	$2,855	$3,058,733
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2020	2,630	2,412,052
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (c)	5.25%	09/01/2029	160	161,779
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	5,905	6,213,595
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	1,050	713,097
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	1,200	1,266,216
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	1,450	1,529,794
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	1,450	1,529,562
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	900	949,248
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	1,450	1,529,127
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,400	1,530,409
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	2,405	2,427,054
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	5,285	5,314,120
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,740	1,876,921
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	2,025	2,169,565
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	4,445	4,718,190
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,893,850
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	1,080	1,094,785
Series 2016 A, RB (f)	5.00%	12/01/2046	1,715	1,704,436
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (c)	5.25%	10/01/2019	105	105,373
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,725,113
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,590	1,746,202
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	910	999,398
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,626,435
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,564,132
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	834,375
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,744,565
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,272,103
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,149,750
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	585	593,243
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/2017	500	513,960
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	5,795	6,374,964
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(g)	0.00%	01/15/2034	5,235	2,474,009
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	5,720	5,618,127
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,000	6,350,120
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,923,133
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,451,450
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (c)	5.00%	06/01/2031	1,000	1,002,290
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,000	1,114,670
Series 2012-B, Waterworks RB (b)	5.00%	07/01/2043	6,500	7,216,040
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (c)	5.50%	10/01/2018	455	476,799

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	$110	$113,633
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,450	1,660,047
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	2,981,907
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	569,651
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2021	8,460	9,664,281
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,082,910
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,210	1,348,339
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	2,420	2,691,282
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	5,250	5,881,418
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	3,800	4,226,398
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	962,211
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (b)	5.25%	07/01/2029	1,950	2,231,444
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	850	909,704
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,970	2,115,603
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/2025	1,485	1,116,230
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/2026	1,350	963,698
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (c)	5.00%	09/01/2026	2,480	2,835,086
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	4,650	2,361,967
				148,684,593

Colorado–4.77%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2041	3,500	3,814,580
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (c)	5.50%	05/01/2036	5,000	5,014,450
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (c)	5.00%	06/01/2037	2,500	2,542,025
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,563,435
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	7,400	7,806,778
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,793,934
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,389,640
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	408,555
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	610,682
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,670,070
Series 2010, Private Activity RB	6.00%	01/15/2041	700	778,085
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,095,587
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	2,500	2,781,200
Series 2013 A, Sub. Airport System RB (h)	5.25%	11/15/2043	3,000	3,214,470
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,535	1,701,164
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	800	832,888
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,500	1,504,560
				42,522,103

Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (c)(h)	6.60%	07/01/2024	3,800	3,811,666

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	$1,000	$1,097,700
				4,909,366

District of Columbia–3.79%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,339,896
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,115	3,535,027
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,990	2,265,197
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	8,000	8,310,560
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,225	1,310,076
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	2,350	2,513,208
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (c)	5.00%	02/01/2031	2,940	3,015,676
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	380	399,627
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	380	399,163
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	760	796,928
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	8,940,506
				33,825,864

Florida–12.82%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,006,420
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,144,900
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,584,525
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,372,840
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,780	2,942,602
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (c)	5.00%	10/01/2041	870	960,950
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,970	3,033,083
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,650	1,855,903
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,645	1,647,007
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,045,970
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	325	338,010
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (c)	5.00%	07/01/2027	6,000	6,203,820
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2026	2,540	2,623,236
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2027	2,580	2,664,392
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2028	2,805	2,896,583
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2032	2,500	2,575,175
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,080	1,210,507
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,500	1,582,140
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	3,325	3,515,124
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	4,000	4,391,680
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	2,036,613
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,253,939
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	650	713,303
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,446,750
Series 2010 A, Ref. Toll System RB (INS-AGM) (c)	5.00%	07/01/2035	720	786,931

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	$360	$398,830
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	825	917,548
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGC) (c)	5.00%	10/01/2039	1,000	1,093,460
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,500	1,646,610
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2030	1,080	1,180,915
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,119,800
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,592,738
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,497,924
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	2,450	2,706,319
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,610	1,747,961
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (h)	5.00%	10/01/2040	1,670	1,810,263
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	155	153,557
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	110	109,363
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,400	1,466,276
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	135	150,015
Series 2009, Improvement RB (b)(d)(e)	5.50%	10/01/2019	4,150	4,611,812
Series 2009, Improvement RB (INS-BHAC) (c)	5.50%	10/01/2023	465	516,550
Series 2011, Ref. RB (b)	5.00%	10/01/2031	4,650	5,162,849
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(e)	5.35%	05/01/2018	5,000	5,265,450
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	242,023
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	1,000	1,027,950
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/2032	7,510	7,636,994
Series 2007, Hospital RB (b)	5.00%	08/15/2042	4,000	4,062,560
Series 2007, Hospital RB	5.00%	08/15/2042	4,000	4,062,560
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (j)	5.38%	01/01/2049	750	509,805
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,014	709,587
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,079,670
				114,311,799

Georgia–4.43%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	270	296,260
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	485	532,171
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	265	289,899
Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (c)	5.50%	11/01/2022	3,000	3,504,210
Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,675	1,739,236
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,806,512
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,750	1,975,873
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,806,512
Series 2010 A, General Airport RB (INS-AGM) (c)	5.00%	01/01/2035	2,000	2,156,840
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	10,040	11,052,835
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	1,600	1,723,664

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	$1,340	$1,457,009
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (c)	6.50%	01/01/2020	3,970	4,242,779
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (d)(e)	5.00%	07/01/2017	660	676,091
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (c)	5.00%	06/01/2034	2,000	2,005,840
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/2029	3,200	3,493,600
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/2032	250	264,940
Series 2012 A, RB	5.25%	10/01/2027	455	496,041
				39,520,312

Hawaii–2.54%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/2030	1,000	1,093,220
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	370	401,583
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,353,850
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,812,182
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,629,300
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	2,795	2,954,678
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,119,400
Series 2015 A, Ref. Jr. Wastewater System RB (b)	5.00%	07/01/2030	3,775	4,318,072
				22,682,285

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,088,060
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,515,192
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	820	830,611
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	1,240	1,321,728
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,660	1,856,959
				6,612,550

Illinois–19.67%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,750	1,752,118
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	945	1,001,898
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,050	1,087,223
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	4,000	4,451,200
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,575	1,660,365
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (b)(d)(e)	5.00%	01/01/2018	1,400	1,457,372
Series 2012 B, Ref. Passenger Facility Charge RB (h)	5.00%	01/01/2030	4,320	4,615,229
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,520,723
Series 2015 C, RB (h)	5.00%	01/01/2046	1,075	1,129,642
Series 2015 D, RB	5.00%	01/01/2046	755	819,734
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds (b)	5.00%	12/01/2045	2,215	2,413,287
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	6,900	7,381,137
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,033,210

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.50%	01/01/2018	$480	$485,995
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	860	845,586
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	521,325
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2037	2,650	2,656,492
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	413,704
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2024	1,000	1,033,410
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,875	4,003,185
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	445	466,160
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	875	916,606
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,400	2,442,696
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,257,795
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,485	2,580,871
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2031	1,400	1,505,266
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,167,046
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,273,925
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2033	2,300	2,433,308
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,080,320
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,874,545
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	415	424,159
Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	880	899,853
Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,011,000
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,850	1,994,171
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,066,590
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	3,070	3,333,375
Series 2009 A, RB (b)	5.75%	08/15/2030	1,900	2,094,275
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,704,885
Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,186,553
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	299	37,098
Series 2016 B, RB	5.63%	05/15/2020	1,679	1,648,839
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (d)(e)	5.50%	05/15/2018	385	409,124
Series 1999 A, RB (d)(e)	5.50%	05/15/2018	5,615	5,966,836
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	25	27,811
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	730	812,089
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (d)(e)	6.25%	11/15/2019	995	1,131,255
Series 2009, RB	6.25%	11/15/2035	655	720,873
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	976,020
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,845	3,170,980
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,830,780
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	7,500	7,728,075
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/2029	1,105	1,245,976
Series 2010 A, Ref. RB	6.00%	08/15/2038	2,750	3,122,240
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)(d)(e)	5.50%	02/15/2021	1,530	1,758,903
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	4,080	4,456,543
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	20	22,249

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	$2,750	$2,851,805
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,525,350
Series 2012 B, RB	5.00%	12/15/2028	1,110	1,165,445
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,610,250
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	3,500	1,901,655
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,530	1,656,531
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	1,395	1,497,212
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	4,625	5,041,898
Series 2014 C, RB (b)	5.00%	01/01/2039	6,240	6,711,931
Series 2015 A, RB (b)	5.00%	01/01/2040	3,000	3,229,650
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,563,401
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	3,025	3,238,323
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,864,283
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,524,831
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,667,540
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	3,900	4,248,231
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	6,030	6,776,755
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (c)	8.00%	06/01/2017	2,595	2,683,567
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	645	665,189
				175,485,772

Indiana–3.68%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	4,060,507
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,360	1,520,997
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,895	1,921,852
Series 2014, RB (h)	5.25%	09/01/2034	1,105	1,145,620
Series 2014, RB (h)	5.25%	09/01/2040	3,195	3,290,658
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	6,405	6,567,175
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	730	744,366
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,557,104
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,207,167
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,209,180
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	3,315	3,601,449
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,350	1,499,526
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	517,810
				32,843,411

Iowa–1.00%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(d)(e)(k)	5.00%	06/01/2019	975	1,061,073
Series 2009 A, Special Obligation RB (b)(d)(e)(k)	5.00%	06/01/2019	730	794,444
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,600	1,597,568
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,380	1,375,032
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (d)(e)	5.25%	08/15/2019	1,500	1,649,985

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	$1,425	$1,322,443
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	16,030	1,117,291
				8,917,836

Kansas–1.30%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,250	1,379,750
Series 2009 C, Hospital RB	5.50%	11/15/2029	335	367,971
Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	3,400	3,746,902
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,248,820
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,597,710
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,257,777
				11,598,930

Kentucky–2.59%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	2,000	2,090,560
Subseries 2008 A-1, RB (INS-AGC) (c)	6.00%	12/01/2042	1,000	1,047,980
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,759,969
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,861,164
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/2040	1,950	2,139,384
Series 2010 A, Hospital RB	6.50%	03/01/2045	4,550	5,002,634
Series 2010 B, Ref. Hospital RB	6.38%	03/01/2040	1,985	2,177,783
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,870	2,023,191
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,100	2,272,032
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	240	258,158
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	270	290,188
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,074,650
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,132,950
				23,130,643

Louisiana–2.56%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (c)	5.25%	10/01/2030	550	604,186
Series 2010, RB (INS-AGM) (c)	5.50%	10/01/2035	960	1,056,096
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,585	1,387,628
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/2026	2,000	2,468,720
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,650	2,868,731
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	940	1,017,503
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,074,280
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,750	1,833,632
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	4,125	4,125,206

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	$1,085	$1,161,113
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,228,734
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,863,685
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,160,928
				22,850,442

Maryland–1.21%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	505	506,667
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	2,715	2,788,794
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,172,996
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,140	2,388,347
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,815	1,957,532
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	930	1,005,655
				10,819,991

Massachusetts–1.70%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,189,553
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB (d)(e)	5.00%	10/01/2017	2,605	2,694,404
Series 2007, RB	5.00%	10/01/2032	195	200,612
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	1,230	1,368,067
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	275	313,008
Series 2011 I, RB	7.25%	01/01/2032	1,050	1,225,655
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/2035	6,450	7,181,946
				15,173,245

Michigan–2.90%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	821,888
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	3,650	3,991,968
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,679,862
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2033	2,000	2,191,320
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	790	854,109
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2028	2,000	2,246,460
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	870,825
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	2,025	2,152,312
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,107,203
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (c)	6.95%	09/01/2022	1,000	1,238,220
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (l)(m)	0.57%	03/01/2031	2,500	2,500,000
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,284,880
Wayne State University Board of Governors; Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	385	413,717
Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2025	485	516,932
				25,869,696

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.55%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	$2,850	$3,134,173
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,600	1,767,248
				4,901,421

Missouri–1.22%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (d)(e)	5.50%	06/01/2019	500	549,875
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,325,788
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	341,826
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,529,577
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,625,687
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	150	151,530
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,390,376
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	780	765,047
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	615	648,093
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,450	1,528,025
				10,855,824

Nebraska–2.32%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	5,938,130
Series 2012, Gas RB	5.00%	09/01/2042	2,000	2,136,720
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,048,790
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (d)(e)	5.13%	04/01/2019	1,000	1,085,180
Series 2009 A, Ref. Power Supply System RB (d)(e)	5.38%	04/01/2019	1,000	1,090,910
Nebraska (State of) Public Power District; Series 2007 B, RB (d)(e)	5.00%	07/01/2017	1,260	1,290,870
Series 2007 B, RB (INS-BHAC) (c)	5.00%	01/01/2037	740	757,953
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/2036	5,775	6,325,473
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	940	1,022,795
				20,696,821

Nevada–1.23%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	538,430
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (c)	5.25%	07/01/2039	1,000	1,080,240
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,303,870
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	1,600	1,692,416
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	4,250	4,343,075
				10,958,031

New Hampshire–0.12%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (c)	5.13%	01/01/2030	1,000	1,035,860

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.97%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	$440	$475,688
Series 2010 A, RB	5.88%	06/01/2042	2,100	2,263,443
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.00%	01/01/2028	1,000	1,095,360
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,095,700
Series 2013, Private Activity RB (h)	5.50%	01/01/2027	1,200	1,354,248
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (c)	5.90%	03/15/2021	23,000	24,578,950
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	1,924,406
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,361,894
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2030	4,280	4,405,361
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	4,300	4,709,059
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	1,500	1,642,875
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	7,090	7,028,743
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,330	1,133,000
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	5,085	4,712,270
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	5,115	4,368,466
				62,149,463

New Mexico–0.78%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (e)	5.20%	06/01/2020	1,000	1,089,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,590,210
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	2,100	2,276,169
				6,955,379

New York–15.75%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	2,150	2,452,591
Series 2009, RB (d)(e)	6.38%	01/15/2020	1,900	2,174,607
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,608,682
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (c)	5.00%	05/01/2036	1,045	1,139,771
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,523,754
Metropolitan Transportation Authority; Series 2013 A, Transportation RB	5.00%	11/15/2038	2,325	2,558,849
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	2,975,118
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,440,105
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,492,035
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	180,918
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (c)(h)	5.75%	12/01/2025	3,000	3,055,350
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	3,061,449
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (b)(h)	5.00%	11/01/2028	6,300	6,604,542
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	11,563,125
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	7,335	8,114,270
Subseries 2011 A-1, VRD Water & Sewer System RB (l)	0.57%	06/15/2044	1,100	1,100,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/2039	1,800	1,917,036
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2028	935	1,011,296
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2029	745	805,427
Subseries 2009 A-1, Future Tax Sec. RB (b)	5.00%	05/01/2030	745	801,248

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)(d)(e)	5.00%	10/01/2018	$2,850	$3,049,016
New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,330,656
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/2027	1,440	1,532,102
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/2028	1,440	1,531,598
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	7,200	7,496,640
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2028	600	730,710
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2029	505	618,615
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	4,125	4,574,336
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,440,392
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (b)	5.00%	03/15/2040	6,985	7,715,282
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	940	1,013,029
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	2,400	2,585,328
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	2,650	2,853,388
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2028	2,600	2,797,106
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	6,855	7,663,410
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	2,190	2,431,798
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	2,400	2,746,848
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC-JPMorgan Chase Bank, N.A.) (l)(m)	0.57%	05/01/2030	500	500,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	6,745	6,855,078
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,582,005
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2026	2,165	2,272,925
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	6,355	6,550,670
				140,451,105

North Carolina–3.49%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/2039	3,915	4,172,490
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	9,330	10,251,337
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,015	3,150,072
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	5,165	5,552,530
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	855	889,123
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (c)	5.13%	01/01/2024	1,355	1,428,536
Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2036	1,875	2,060,663
Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2041	3,320	3,648,746
				31,153,497

North Dakota–0.18%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,500	1,564,380

Ohio–7.52%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	537,230
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,088,212
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	729,229
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,400	2,495,976

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	$1,770	$1,905,051
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	325	270,566
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	8,265,888
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	1,500	1,606,905
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,410	1,472,421
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	400	402,264
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	3,310	3,582,910
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2041	1,500	1,616,445
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,588,910
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,885	1,922,153
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	960	1,081,882
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,900	5,110,700
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,719,213
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,575	4,771,725
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	2,000	2,291,280
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	1,625	1,713,140
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	1,020	1,083,546
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,084,270
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	6,385	5,962,888
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,055	2,216,852
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,065	1,144,555
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,368,790
				67,033,001

Oklahoma–0.40%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (c)(g)	0.00%	02/01/2031	1,000	598,570
Series 2002, Utility System CAB RB (INS-AGM) (c)(g)	0.00%	02/01/2034	3,970	2,047,131
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(h)	6.00%	06/01/2020	885	960,154
				3,605,855

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	315	342,582
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	535	578,629
				921,211

Pennsylvania–1.52%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,569,118
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,932,686
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,700	1,952,892
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	925	1,070,345
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	975	1,098,416
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	315	364,880
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	335	390,868
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,550	1,766,147
Subseries 2014 A-2, Sub. Conv. CAB RB (n)	5.13%	12/01/2039	2,500	1,902,525

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	02/01/2031	$500	$545,400
				13,593,277

South Carolina–1.82%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (c)	5.75%	01/01/2034	1,590	1,797,829
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.38%	02/01/2019	1,000	1,085,030
Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,087,690
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	2,000	2,202,740
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	517	505,723
Series 2012, Ref. RB	6.00%	11/15/2047	103	96,963
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	72	6,809
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	199	18,943
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	2,365	2,512,576
Series 2015, RB (h)	5.25%	07/01/2055	1,715	1,820,627
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	4,650	5,055,480
				16,190,410

South Dakota–0.59%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,065	2,198,151
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	1,962,131
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (d)(e)	5.50%	08/01/2018	1,000	1,071,210
				5,231,492

Tennessee–0.62%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (c)	5.25%	11/01/2030	525	589,533
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	4,700	4,939,747
				5,529,280

Texas–22.74%

Arlington (City of); Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	375	404,355
Series 2009, Special Tax RB	5.00%	08/15/2028	625	660,231
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,661,456
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2007, Ref. RB (d)(e)	5.00%	07/01/2017	135	138,259
Series 2007, Ref. RB (d)(e)	5.00%	07/01/2017	105	107,535
Series 2007, Ref. RB	5.00%	07/01/2033	600	604,356
Series 2007, Ref. RB	5.00%	07/01/2037	475	478,202
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,650	1,740,552
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	2,925	3,151,541
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,698,320
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	2,250	2,463,165
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (c)	5.00%	08/15/2028	2,000	2,108,360
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	8,100	8,510,832
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,645,485
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2036	1,695	1,880,569

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)(d)(e)	5.00%	08/15/2019	$1,930	$2,111,285
Series 2009 A, Sr. Lien Toll Road RB (b)(d)(e)	5.00%	08/15/2019	1,500	1,640,895
Series 2009 A, Sr. Lien Toll Road RB (b)(d)(e)	5.00%	08/15/2019	1,500	1,640,895
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	550	609,983
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,050	1,175,297
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,650	1,784,161
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (c)(h)	5.13%	07/01/2032	1,365	1,368,658
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	12,850	13,352,821
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2031	1,920	2,145,850
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	9,080	10,148,080
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	5,230	5,267,447
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,690	1,724,949
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,335,813
Lower Colorado River Authority; Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,769
Series 2012-A, Ref. RB	5.00%	05/15/2033	2,875	3,145,825
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,128,618
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,602,786
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (c)	5.00%	04/01/2046	1,000	1,055,170
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	2,250	2,419,920
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	1,350	1,414,706
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	190	197,131
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,195	1,257,092
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	925,725
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	165	172,308
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	120	125,461
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2028	4,100	2,673,364
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,650	3,829,835
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	4,470	5,087,307
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	12,520	13,786,022
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,646,859
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2032	485	518,877
Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2037	525	561,671
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB (d)(e)	5.13%	05/15/2017	225	229,325
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,285	1,237,172
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,930	2,749,219
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,014,830
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	702,006
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	2,195	2,286,114
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,805	2,861,745
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	400	402,848

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (d)(e)	6.50%	01/01/2019	$205	$225,972
Series 2008, Ref. RB (INS-AGC) (c)	6.50%	07/01/2037	795	859,395
Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	4,200	4,539,948
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	5,839,632
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (c)	5.00%	12/01/2030	925	948,319
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	4,405	1,933,795
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	5,745	2,407,615
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	6,945	7,306,071
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,505	3,804,958
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,406,540
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	3,000	3,258,420
Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	1,000	1,086,140
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,006,662
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,252,454
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,164,647
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	4,710,770
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,555,787
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,209,950
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,850	2,107,816
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	540	542,522
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	2,400	2,492,064
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (l)	0.50%	08/01/2025	1,600	1,600,000
				202,862,303

Utah–0.34%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	730	739,329
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (b)(d)(e)	5.00%	06/15/2018	2,200	2,330,394
				3,069,723

Virgin Islands–0.35%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,225	3,139,924

Virginia–1.19%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	4,490	4,810,765
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	1,015	1,141,611
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	4,270	4,447,632
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	238	239,759
				10,639,767

Washington–5.02%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (c)(g)	0.00%	02/01/2025	9,850	7,685,265
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	975	1,089,992

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	$1,250	$1,228,775
Series 2008, RB	6.75%	01/01/2038	3,000	2,921,250
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,239,005
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2033	2,050	2,276,525
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2041	585	645,694
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	3,630	3,819,196
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (c)	5.50%	08/15/2038	4,000	4,197,240
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (d)(e)	7.38%	03/01/2019	2,000	2,261,500
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,325	1,574,193
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,078,400
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,000	2,103,920
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,544,418
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/2018	870	900,267
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	12/01/2029	2,120	1,376,198
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	1,795	1,962,868
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)(d)(e)	5.00%	08/01/2019	1,710	1,869,919
				44,774,625

West Virginia–0.99%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	1,750	1,713,530
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB (d)(e)	5.85%	06/01/2017	500	512,505
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	855	812,224
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,170	1,217,069
Series 2008, RB	6.25%	10/01/2023	1,450	1,505,028
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,400	1,539,650
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,405	1,545,149
				8,845,155

Wisconsin–2.45%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	1,500	1,718,715
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	600	618,624
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	535	550,692
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,191,040
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	1,600	1,860,512
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,990	2,217,238
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(h)	5.30%	09/01/2023	959	973,807
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	7,505	8,116,432
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,138,560

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	$1,320	$1,441,401
				21,827,021

Wyoming–0.20%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,747,040
TOTAL INVESTMENTS(o)–169.07% (Cost $1,433,827,650)				1,508,071,913
FLOATING RATE NOTE OBLIGATIONS–(30.46)%
Notes with interest and fee rates ranging from 1.08% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 09/01/2023 to 10/01/2052 (See Note 1D)(p)				(271,685,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES—(41.21)%				(367,582,656)
OTHER ASSETS LESS LIABILITIES–2.60%				23,163,286
NET ASSETS APPLICABLE TO COMMON SHARES –100.00%				$891,967,543

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

CR	—	Custodial Receipts

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

Jr.	—	Junior

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RAB	—	Revenue Anticipation Bonds

RAC	—	Revenue Anticipation Certificates

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand

Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $30,437,040, which represented 3.41% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2016 was $4, which represented less than 1% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.5%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Trust’s investments with a value of $436,515,810 are held by TOB Trusts and serve as collateral for the $271,685,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $178,364,195 and $186,621,458, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$83,048,251
Aggregate unrealized (depreciation) of investment securities	(11,795,404)
Net unrealized appreciation of investment securities	$71,252,847
Cost of investments for tax purposes is $1,436,819,066.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.